Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2)
Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. All accounts are stated in U.S. dollars unless otherwise noted. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946,
Financial Services - Investment Companies.

(a)        Investments

Investments in securities, including through SPVs, are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

The Fund may invest in SPVs that hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The Fund does not have information as to the identities of the shareholders; however, counterparty risk is mitigated by the fact that there is not a single counterparty on the opposite side of the forward contracts.

The Fund may invest in “forward contracts” that involve shareholders (each a “counterparty”) of a potential portfolio company whereby such counterparties promise future delivery of such securities upon transferability or other removal of restrictions. This may involve counterparty promises of future performance, including among other things transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. Should counterparties breach their agreement inadvertently, by operation of law, intentionally, or fraudulently, it could affect the Fund’s performance. The Fund’s ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures the Fund takes to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

The
o
rganizer of each SPV holding forward contracts may carry an insurance policy at their own expense to protect the
SPV
against certain insured risks with respect to the forward purchase contracts. Insured risks include (i) an intentional attempt by a
s
hareholder to deceive the
o
rganizer or the
SPV
, or a failure to honor an obligation under, or refusal to settle, an obligation to the
SPV
; (ii) certain events of bankruptcy; and (iii) in the case of death of a
s
hareholder, the refusal of the
s
hareholder’s heirs, beneficiary, or estate to honor the obligation.

In cases where the Fund purchases a forward contract through a secondary marketplace, it
may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty. In such cases, the Fund
will not be direct beneficiaries of the portfolio company’s securities or related instruments. Instead, it
would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company’s securities. There is no guarantee that said party will be successful or effective in doing so.

Realized gains or losses on dispositions of investments represent the difference between the original cost of the investment, based on the specific identification method, and the proceeds received from the sale. The Fund applies a fair value accounting policy to its investments with changes in unrealized gains and losses recognized in the statement of operations as a component of net unrealized gain (loss).

(b)
Income Taxes

For the year ended December 31, 2022,
t
he Fund did not meet the requirements to be registered under the 1940 Act as a management company for the entirety of its taxable year. As a result, the Fund does not qualify as a regulated investment company for the 2022 taxable year and will be taxed as a C corporation.

The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Fund determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Fund recognizes deferred tax assets to the extent that the Fund believes that these assets are more likely than not to be realized. In making such a determination, the Fund considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Fund determines that it would be able to realize its
d
eferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Fund recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying statement of operations. As of December 31, 2022, no accrued interest or penalties are included on the related tax liability line in the balance sheet.

(c)
Cash and Cash Equivalents

Cash includes cash in bank accounts. Cash equivalents include short-term highly liquid investments that are readily convertible to cash and have original maturities of three months or less. The Fund maintains cash in the bank accounts which, at times, may exceed the United States Federal Deposit Insurance Corporation (FDIC) limit of $250,000.

(d)
Income and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred.

Organization costs include costs relating to the formation and incorporation of the business. These costs are expensed as incurred. From the commencement of the Fund’s operations, the Fund has incurred and expensed organization costs of $70,202, which were paid by the Organizer to be reimbursed by the Fund and are reflected as “Organizational costs payable to Organizer” on the Statement of Assets and Liabilities.

Pursuant to the terms of the investment advisory agreement while the Fund operated as a private fund (the “Prior Advisory Agreement”) entered into between the Fund and the Adviser that was in operation while the Fund operated as a private fund, the Fund is obligated to pay up to $150,000 of organizational costs and amounts in excess thereof will be borne by the Adviser. As of December 31, 2022, the Adviser has not borne any of the organizational expenses as the total amount incurred by the Fund has not historically exceeded $150,000. See note 5 for details on the reimbursable organizational costs to the Adviser.

Offering costs were accounted for as deferred costs until the Fund registered as an investment company under the 1940 Act and were then amortized to expense over twelve months on a straight-line basis. These costs consist of fees for the legal preparation and filing fees associated with the private offering. As of December 31, 2022, these costs amount to $216,510, which were paid by the Organizer to be reimbursed by the Fund. On the Statement of Assets and Liabilities, $72,170 remains as a deferred asset while $144,340 has been amortized to expense in the Statement of Operations.

Certain investments may have contractual payment-in-kind (“PIK”) interest. PIK represents accrued interest that is added to the principal of the investment on the respective interest payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest income.

(e)
Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements. Because of the uncertainties associated with estimation, actual results could differ from those estimates used in preparing the accompanying financial statements.
(f)
Concentrations of Credit Risk

Financial instruments which potentially expose the Fund to concentrations of credit risk consist of cash and cash equivalents. The Fund maintains its cash and cash equivalents in financial institutions at levels that have historically exceeded federally-insured limits.

(g)
Risks and Uncertainties

All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk
- Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the Securities and Exchange Commission’s (the “SEC”) standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Market Disruption and Geopolitical Risk
- The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

The impact of the COVID-19 outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and a Shareholder’s investment in the Fund.

(h)
Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of the date of this report, there is no expected date for such restrictions to be removed from any of the Fund’s restricted securities.

Additional information on each restricted investment held by the Fund on December 31, 2022 is as follows:

	Initial
	Acquisition
Investments	Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	2,609,219	748,412	1.32%
Axiom Space, Inc.	12/22/2021	3,090,000	3,634,867	6.41%
Bolt Financial, Inc., Series C Preferred Stock	3/7/2022	2,000,020	1,136,375	2.00%
Boom Technology, Inc.	2/11/2022	2,000,000	2,000,000	3.52%
Brex Inc.	3/2/2022	4,130,298	2,358,820	4.16%
CElegans Labs, Inc.	11/23/2021	2,999,977	2,999,977	5.28%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,826,780	3.22%
ClassDojo, Inc.	11/19/2021	3,000,018	2,812,604	4.95%
Discord, Inc.	3/1/2022	724,942	395,530	0.70%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	485,070	0.85%
Epic Games, Inc.	1/3/2022	6,998,590	3,437,470	6.06%
Flexport, Inc.	3/29/2022	520,000	329,160	0.58%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	538,720	0.95%
Impossible Foods, Inc. - Series H Preferred Stock	11/4/2021	2,098,940	857,616	1.51%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.32%
Klarna Bank AB	3/16/2022	4,657,660	793,866	1.40%
Maplebear, Inc.	10/8/2021	3,556,000	718,755	1.27%
Maplebear, Inc. - Series B Preferred Stock	11/16/2021	2,863,400	606,800	1.07%
Plaid, Inc.	2/15/2022	1,110,340	672,379	1.18%
Public Holdings, Inc.	7/22/2021	999,990	999,990	1.76%
Relativity Space, LLC	12/28/2021	1,659,996	1,329,912	2.34%
Revolut Group Holdings Ltd	12/8/2021	5,275,185	2,002,768	3.53%
Space Exploration Technologies Corp., Class A	6/27/2022	10,009,990	10,260,801	18.08%
Space Exploration Technologies Corp., Class A and Class C	6/8/2022	3,390,000	3,521,582	6.20%
Space Exploration Technologies Corp., Class A	6/9/2022	618,618	690,963	1.22%
Stripe, Inc.	1/10/2022	3,478,813	1,594,938	2.81%
Superhuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.70%
Total Investments		$78,854,778	$49,604,108	87.39%